Debt and other liabilities - Schedule of Convertible debt (Details) - USD ($)	Dec. 31, 2025	Jan. 23, 2025	Dec. 31, 2024
Convertible Debt [Line Items]
Short term convertible debt to related party			$ 95,309
Discount on convertible debt		$ (3,000,000)
Convertible debt	$ 0		10,288,123
Related Party [Member]
Convertible Debt [Line Items]
Short term convertible debt to related party			125,000
Accrued interest			17,221
Discount on convertible debt			(46,912)
Convertible Debt Related And Non Related Parties [Member]
Convertible Debt [Line Items]
Convertible debt under troubled debt restructuring			12,103,565
Debt issuance costs			(1,590,572)
Accrued interest			7,176,741
Discount on convertible debt			(7,401,611)
Convertible debt	0		10,383,432
Convertible Debt Related And Non Related Parties [Member] | Related Party [Member]
Convertible Debt [Line Items]
Short term convertible debt to related party	$ 0		$ 95,309